Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Current income taxes	$ 1,044	$ 436
Deferred income taxes	4,287
Total provision for income taxes	$ 5,331	$ 436